Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2012 Successor [Member]		Dec. 31, 2011 Predecessor [Member]
Current assets:
Cash and cash equivalents	$ 54,480	$ 36,794	$ 36,794		$ 162,516
Available for sale marketable debt securities	3,581	11,727	11,727		25,709
Accounts receivable, net	111,129	123,091	123,091		125,940
Inventories	123,126	112,174	112,174		106,250
Prepaid expenses and other current assets	26,196	31,720	31,720		20,475
Deferred income tax assets	51,123	56,364	56,364		55,966
Income taxes receivable	11,438	2,198	2,198		27,049
Total current assets	381,073	374,068	374,068		523,905
Property, plant and equipment, net	127,847	131,630	131,630		97,790
Intangible assets, net	1,293,997	1,375,999	1,375,999		311,669
Goodwill	850,652	850,652	850,652		283,432
Other assets	98,402	108,264	108,264		14,657
Total assets	2,751,971	2,840,613	2,840,613		1,231,453
Current liabilities:
Current portion of long-term debt	10,660	10,550	10,550		21,875
Accounts payable	44,654	37,674	47,010		33,000
Payables due to distribution agreement partners	64,627	66,520	66,520		69,359
Accrued salaries and employee benefits	14,541	12,924	12,924		16,174
Accrued government pricing liabilities	41,345	42,162	42,162	[1]	39,614	[1]
Accrued legal fees	7,316	4,753	4,753		4,150
Accrued legal settlements	26,217	68,976	68,976		37,800
Payable to former Anchen securityholders	12,495	13,399	13,399		20,620
Accrued interest payable	7,981	9,336
Accrued expenses and other current liabilities	13,930	10,496	10,496		9,604
Total current liabilities	243,766	276,790	276,790		252,196
Long-term liabilities	17,721	14,119	14,119		19,952
Non-current deferred tax liabilities	346,112	372,796	372,796		25,974
Long-term debt, less current portion	1,531,487	1,531,813	1,531,813		323,750
Commitments and contingencies	0	0	0		0
Stockholders' equity:
Common stock	0	0	0		397
Additional paid-in capital	681,998	677,650	677,650		389,166
Retained (deficit) earnings	(69,082)	(32,545)	(32,545)		302,984
Accumulated other comprehensive (loss) income	(31)	(10)	(10)		13
Treasury stock, at cost (no shares and 3,201,858 shares, respectively)			0		(82,979)
Total stockholders' equity	612,885	645,095	645,095		609,581
Total liabilities and stockholders’ equity	$ 2,751,971	$ 2,840,613	$ 2,840,613		$ 1,231,453

[1]	Includes amounts due to indirect customers for which no underlying accounts receivable exists and is principally comprised of Medicaid rebates and rebates due under other U.S. Government pricing programs, such as TriCare, and the Department of Veterans Affairs.